Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities

6. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Payroll and related expense	$673	$724
Accrued payables	321	-
Other	560	426
	$1,554	$1,150

6. Accrued Liabilities Accrued liabilities consisted of the following (in thousands):
	Years Ended December 31,
	2021	2020
Payroll and related expenses	$724	$600
Other	426	309
	$1,150	$909